Stockholders' Equity (Summary Of Restricted Stock Activity) (Details) (Restricted Stock [Member])	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Shares, Beginning Balance
Granted	6,230,000
Vested	(1,205,000)
Forfeited	(200,000)
Outstanding, Shares, Ending Balace	4,825,000